Leases (Details) - Schedule of Sublease Income - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Sublease Income Abstract
Sublease lease income	$ 134,402	$ 64,750	$ 366,087	$ 84,875	$ 143,192